Accrued Liabilities and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Liabilities And Other Liabilities [Abstract]
Accrued Liabilities and Other Current Liabilities

17.     Accrued liabilities and other current liabilities

Accrued liabilities and other current liabilities consist of the following:

	As of December 31,
	2019	2020
	US$	US$
Logistics expenses payables	1,103,398	1,041,570
Deposits from distributors	312,469	262,641
Redeemable non-controlling interests acquisition payables (Note 20)	3,120,583	—
Business acquisition payables	43,003	—
Payables for service procurement in connection with service revenue	2,284,011	2,222,142
Refund obligation of sales return	2,422,155	634,119
Others	1,231,369	878,389
Total	10,516,988	5,038,861